Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investment Income
Interest	$ 71,468	$ 125,182	$ 111,049
Total investment income	71,468	125,182	111,049
Expenses
Sponsor's fees	611,914	1,146,228	634,698
Brokerage commissions and fees	56,867	87,185	41,174
Total expenses	668,781	1,233,413	675,872
Net investment loss	(597,313)	(1,108,231)	(564,823)
Net realized gain (loss) on:
Short-term investments	8,539	13,430	199
Forward currency contracts	2,006,721	(3,234,749)	699,926
Futures contracts	1,310,278	(2,748,162)	3,045,389
Net change in unrealized appreciation/depreciation on:
Foreign currency translations	179,148	(207,584)	102,402
Forward currency contracts	(662,241)	1,152,214	(175,836)
Futures contracts	(10,878)	1,891,124	(1,917,712)
Net realized and unrealized gain (loss)	2,831,567	(3,133,727)	1,754,368
Net gain (loss)	$ 2,234,254	$ (4,241,958)	$ 1,189,545
Net gain (loss) per Share	$ 1.72	$ (1.78)	$ 0.88
Weighted-average Shares outstanding	1,296,995	2,388,493	1,346,575